Equity Narrative (Detail) (USD $)	1 Months Ended		12 Months Ended		78 Months Ended	12 Months Ended
	Dec. 12, 2011	Feb. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009 Wyeth [Member]	Dec. 31, 2011 Employee Stock Ownership Plans [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued in connection to the Wyeth acquisition						1,300,000,000
Amount of shares authorized in stock purchase plan, value	$ 10,000,000,000	$ 5,000,000,000
Total shares repurchased, shares			459,000,000	61,000,000	1,200,000,000
Total cost of shares repurchased			9,000,000,000	1,000,000,000	28,000,000,000
Amount of remaining shares authorized in stock purchase plan, value			10,000,000,000
Series A convertible perpetual preferred stock, dividends rate							6.25%
Preferred ESOP held preferred shares with a stated value							$ 45,000,000
Series A convertible perpetual preferred stock, per share stated value			$ 40,300		$ 40,300
Series A convertible perpetual preferred stock, common stock shares when converted			2,574.87		2,574.87		3,000,000
Common ESOP, shares held							4,000,000